Short-term bank loans (Details) - USD ($)	Mar. 31, 2021	Sep. 30, 2020
Short-term Debt [Line Items]
Short-term bank loans	$ 1,968,925	$ 2,058,000
Bank Of China (Lishui Branch)
Short-term Debt [Line Items]
Short-term bank loans	1,526,298	1,470,000
Hangzhou United Rural Commercial Bank Co., Ltd.
Short-term Debt [Line Items]
Short-term bank loans	$ 442,627	$ 588,000